UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Strategic Real Return Fund

December 31, 2017

RRS-QTLY-0218
1.825846.112

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.8%
	Principal Amount(a)	Value
Convertible Bonds - 0.6%
FINANCIALS - 0.5%
Diversified Financial Services - 0.0%
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (b)	$110,000	$109,450
Mortgage Real Estate Investment Trusts - 0.5%
Arbor Realty Trust, Inc. 5.375% 11/15/20	70,000	71,006
Blackstone Mortgage Trust, Inc. 4.375% 5/5/22	280,000	284,025
IAS Operating Partnership LP 5% 3/15/18 (b)	1,020,000	1,023,825
Redwood Trust, Inc. 4.625% 4/15/18	350,000	350,438
Resource Capital Corp.:
4.5% 8/15/22	80,000	75,600
6% 12/1/18	90,000	91,013
8% 1/15/20	300,000	310,530
RWT Holdings, Inc. 5.625% 11/15/19	690,000	695,175
Starwood Property Trust, Inc. 4.375% 4/1/23	240,000	243,900
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	330,000	325,875
		3,471,387
TOTAL FINANCIALS		3,580,837
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
RAIT Financial Trust 4% 10/1/33	980,000	904,050

TOTAL CONVERTIBLE BONDS		4,484,887

Nonconvertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (b)	451,807	527,777
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.75% 8/1/25 (b)	135,000	134,831
6.875% 2/15/21 (b)	215,000	219,031
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27 (b)	115,000	115,575
6.75% 3/15/25	95,000	100,106
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)	180,000	188,100
CalAtlantic Group, Inc. 5.875% 11/15/24	120,000	133,386
KB Home 8% 3/15/20	140,000	153,300
Lennar Corp. 4.5% 4/30/24	55,000	56,392
M/I Homes, Inc. 5.625% 8/1/25	45,000	45,671
Meritage Homes Corp.:
5.125% 6/6/27	80,000	81,400
7% 4/1/22	470,000	528,750
New Home Co. LLC 7.25% 4/1/22	150,000	157,125
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)	140,000	147,875
TRI Pointe Homes, Inc. 5.25% 6/1/27	80,000	82,056
		2,143,598
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24	45,000	47,588
TOTAL CONSUMER DISCRETIONARY		2,718,963
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	105,000	94,710
6.625% 6/15/24	90,000	85,275
Albertsons, Inc. 8.7% 5/1/30	75,000	70,125
C&S Group Enterprises LLC 5.375% 7/15/22 (b)	15,000	14,138
Cumberland Farms, Inc. 6.75% 5/1/25 (b)	35,000	37,100
		301,348
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Five Point Operation Co. LP 7.875% 11/15/25 (b)	100,000	101,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.25% 2/1/22 (b)	25,000	25,563
		127,313
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25 (b)	65,000	64,513
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC 8.375% 11/15/22 (b)	55,000	56,375
TOTAL FINANCIALS		248,201
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	120,000	122,550
INFORMATION TECHNOLOGY - 0.0%
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24 (b)	25,000	25,938
5% 3/15/24 (b)	35,000	36,313
		62,251
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.5%
ARC Properties Operating Partnership LP 4.6% 2/6/24	55,000	57,513
Care Capital Properties LP 5.125% 8/15/26	173,000	175,422
CBL & Associates LP 5.95% 12/15/26	132,000	122,797
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	80,000	81,600
DDR Corp. 4.625% 7/15/22	34,000	35,843
Equinix, Inc. 5.375% 5/15/27	105,000	112,350
HCP, Inc. 4.25% 11/15/23	108,000	113,355
Healthcare Realty Trust, Inc. 3.75% 4/15/23	192,000	195,294
iStar Financial, Inc.:
4.625% 9/15/20	105,000	106,575
5.25% 9/15/22	65,000	65,406
6% 4/1/22	135,000	139,725
Lexington Corporate Properties Trust:
4.25% 6/15/23	500,000	502,109
4.4% 6/15/24	35,000	35,256
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	95,000	96,781
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	53,000	53,746
4.5% 4/1/27	83,000	81,191
4.75% 1/15/28	67,000	66,395
Potlatch Corp. 7.5% 11/1/19	189,000	204,642
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20	189,000	207,956
SBA Communications Corp. 4% 10/1/22 (b)	40,000	40,050
Select Income REIT:
4.15% 2/1/22	63,000	63,707
4.25% 5/15/24	80,000	79,348
Senior Housing Properties Trust:
3.25% 5/1/19	118,000	118,631
4.75% 5/1/24	271,000	282,760
6.75% 4/15/20	134,000	142,318
WP Carey, Inc. 4.6% 4/1/24	119,000	124,314
		3,305,084
Real Estate Management & Development - 0.2%
CBRE Group, Inc.:
5% 3/15/23	270,000	277,647
5.25% 3/15/25	120,000	131,990
Greystar Real Estate Partners 5.75% 12/1/25 (b)	90,000	92,700
Howard Hughes Corp. 5.375% 3/15/25 (b)	265,000	271,625
Kennedy-Wilson, Inc. 5.875% 4/1/24	110,000	113,575
Mattamy Group Corp. 6.5% 10/1/25 (b)	75,000	79,313
Mid-America Apartments LP 4.3% 10/15/23	67,000	70,306
Washington Prime Group LP 5.95% 8/15/24	330,000	337,240
		1,374,396
TOTAL REAL ESTATE		4,679,480

TOTAL NONCONVERTIBLE BONDS		8,132,793

TOTAL CORPORATE BONDS
(Cost $12,302,811)		12,617,680

U.S. Treasury Inflation-Protected Obligations - 28.6%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$4,559,655	$4,474,497
0.75% 2/15/42	5,785,586	5,858,107
0.75% 2/15/45	6,562,462	6,613,602
0.875% 2/15/47	2,145,843	2,235,888
1% 2/15/46	1,780,144	1,906,834
1.375% 2/15/44	2,358,048	2,729,594
1.75% 1/15/28	1,620,116	1,823,474
2% 1/15/26	6,410,259	7,217,322
2.125% 2/15/40	672,179	876,653
2.125% 2/15/41	571,065	750,070
2.375% 1/15/25	14,262,213	16,267,071
2.375% 1/15/27	9,523,368	11,153,515
2.5% 1/15/29	1,192,527	1,448,634
3.625% 4/15/28	5,447,514	7,159,243
3.875% 4/15/29	6,229,827	8,506,934
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	4,158,086	4,150,307
0.125% 4/15/20	11,480,970	11,462,994
0.125% 4/15/21	8,846,290	8,815,721
0.125% 1/15/22	12,423,948	12,381,165
0.125% 4/15/22	1,521,390	1,511,566
0.125% 7/15/22	2,091,609	2,090,259
0.125% 1/15/23	6,572,075	6,525,951
0.125% 7/15/24	9,453,262	9,350,694
0.125% 7/15/26	1,800,820	1,761,562
0.25% 1/15/25	2,499,384	2,479,630
0.375% 7/15/23	9,539,280	9,618,671
0.375% 1/15/27	6,739,458	6,698,592
0.375% 7/15/27	1,915,884	1,907,769
0.625% 7/15/21	1,172,113	1,195,312
0.625% 1/15/24	12,527,109	12,757,218
0.625% 1/15/26	2,958,557	3,009,172
1.125% 1/15/21	4,876,827	5,024,827
1.25% 7/15/20	3,779,936	3,904,730
1.375% 1/15/20	8,313,130	8,535,106
1.875% 7/15/19	7,110,441	7,334,406
2.125% 1/15/19	4,227,842	4,316,984
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $199,778,707)		203,854,074

Asset-Backed Securities - 0.7%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)	$330,000	$371,710
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)	100,000	108,770
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)	222,000	247,104
Class XS, 0% 10/17/45 (b)(c)(d)(e)	143,784	1
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (b)	613,326	617,436
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	305,687
Series 2002-2 Class M2, 9.163% 3/1/33	437,946	401,453
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)	38,953	38,965
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27	108,041	110,804
Home Partners of America Credit Trust Series 2017-1 Class F, 1 month U.S. LIBOR + 3.539% 4.8665% 7/17/34 (b)(c)(f)	101,000	103,284
Invitation Homes Trust:
Series 2015-SFR2 Class E, 1 month U.S. LIBOR + 3.150% 4.416% 6/17/32 (b)(c)(f)	100,000	100,967
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 3.000% 4.25% 12/17/36 (b)(c)(f)	126,000	127,721
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	580,014	405,554
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33	45,459	30,845
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.0908% 1/17/35 (b)(c)(f)	100,000	100,456
Class F, 1 month U.S. LIBOR + 3.400% 4.8908% 1/17/35 (b)(c)(f)	197,000	196,966
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 4.0414% 2/5/36 (b)(c)(e)(f)	355,491	27
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)	126,000	126,322
Series 2017-SFR2 Class F, 5.16% 1/17/36 (b)	100,000	99,568
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 3 month U.S. LIBOR + 1.950% 3.2664% 11/21/40(b)(c)(e)(f)	1,500,000	1,177,650
TOTAL ASSET-BACKED SECURITIES
(Cost $4,644,910)		4,671,290

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 10.2059% 1/25/19 (b)(c)	4,928	337
Class B4, 10.2059% 1/25/19 (b)(c)(e)	7,456	0
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5421% 12/25/46 (b)(c)	189,000	198,288
Series 2010-K7 Class B, 5.6853% 4/25/20 (b)(c)	95,000	100,295
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $283,621)		298,920

Commercial Mortgage Securities - 1.6%
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (b)(c)	100,000	100,945
BANK Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	63,000	52,632
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.4272% 9/10/28 (b)(c)	126,000	115,674
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 5.5% 10/15/32 (b)(c)(f)	190,000	190,297
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(c)	191,000	188,698
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.872% 5.3485% 7/15/30 (b)(c)(f)	105,000	104,501
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)	30,895	31,588
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2693% 9/10/46 (b)(c)	250,000	240,014
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	250,000	187,184
Series 2013-CR10 Class D, 4.9482% 8/10/46 (b)(c)	200,000	174,502
Series 2013-CR12 Class D, 5.2481% 10/10/46 (b)(c)	250,000	216,779
Series 2013-LC6 Class D, 4.4544% 1/10/46 (b)(c)	113,000	105,675
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.7465% 5/10/43 (b)(c)	197,996	197,600
Core Industrial Trust Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)	223,000	219,252
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (b)	69,000	62,679
Series 2017-CX10 Class UESD, 4.2366% 11/15/27 (b)(c)	84,000	80,928
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(c)	100,000	90,505
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.884% 11/10/46 (b)(c)	580,000	604,535
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.664% 12/25/43 (c)(d)	1,156,048	81,652
Series K012 Class X3, 2.3288% 1/25/41 (c)(d)	654,163	41,352
Series K013 Class X3, 2.9089% 1/25/43 (c)(d)	1,124,000	91,187
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/34 (b)(c)	139,000	138,129
Class FFX, 3.4949% 12/15/34 (b)(c)	244,000	240,893
Class GFX, 3.4949% 12/15/34 (b)(c)	347,000	340,673
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (c)	15,865	15,898
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.5651% 8/10/44 (b)(c)	63,000	51,129
Class F, 4.5% 8/10/44 (b)	42,000	21,103
Series 2012-GC6 Class E, 5% 1/10/45 (b)(c)	153,000	131,338
Series 2012-GCJ7:
Class C, 5.8915% 5/10/45 (c)	500,000	523,207
Class D, 5.8915% 5/10/45 (b)(c)	500,000	485,447
Series 2012-GCJ9 Class D, 4.9062% 11/10/45 (b)(c)	178,000	172,595
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)	269,000	190,837
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)	651,000	637,785
Hilton U.S.A. Trust Series 2016-SFP Class F, 6.0801% 11/5/35 (b)	600,000	602,713
IMT Trust Series 2017-APTS Class EFX, 3.6132% 6/15/34 (b)(c)	180,000	173,051
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)	54,000	47,689
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.6935% 12/5/27 (b)(c)	641,000	690,809
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)	284,000	300,409
Series 2012-CBX Class G 4% 6/15/45 (b)	151,000	83,896
JPMorgan Chase Commercial Mortgage Securities Trust Series 2005-LDP2 Class E, 4.981% 7/15/42 (c)	7,425	7,587
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 5.2774% 1/20/41 (b)(c)	192,000	178,730
Morgan Stanley BAML Trust:
Series 2012-C5 Class E, 4.8439% 8/15/45 (b)(c)	61,000	60,577
Series 2013-C12 Class D, 4.9227% 10/15/46 (b)(c)	250,000	238,070
Series 2013-C7 Class D, 4.3974% 2/15/46 (b)(c)	91,000	82,878
Morgan Stanley Capital I Trust:
Series 1997-RR Class F, 7.51% 4/30/39 (b)(c)	12,628	12,593
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)	158,589	153,832
Series 2011-C2:
Class D, 5.6658% 6/15/44 (b)(c)	358,000	356,515
Class E, 5.6658% 6/15/44 (b)(c)	454,000	430,260
Class F, 5.6658% 6/15/44 (b)(c)	343,000	289,131
Class XB, 0.6118% 6/15/44 (b)(c)(d)	12,067,221	199,741
Series 2011-C3 Class G, 5.3268% 7/15/49 (b)(c)	111,000	88,820
Series 2015-MS1 Class D, 4.1644% 5/15/48 (b)(c)	100,000	85,847
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.5003% 8/15/34 (b)(c)(f)	208,416	208,547
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	259,743	317,718
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.7303% 5/10/45 (b)(c)	120,000	120,276
Wells Fargo Commercial Mortgage Trust:
Series 2012-LC5:
Class D, 4.9236% 10/15/45 (b)(c)	44,000	39,947
Class E, 4.9236% 10/15/45 (b)(c)	114,000	91,543
Series 2017-C38 Class D, 3% 7/15/50 (b)(c)	70,000	55,403
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.4142% 3/15/45 (b)(c)	220,000	170,455
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 1 month U.S. LIBOR + 3.001% 4.2703% 11/15/29 (b)(c)(f)	173,540	171,183
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.6332% 6/5/35 (b)(c)	140,000	108,276
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $11,167,839)		11,493,709
	Shares	Value

Common Stocks - 11.6%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Bluegreen Corp.	7,900	144,254
Marriott International, Inc. Class A	2,500	339,325
Wyndham Worldwide Corp.	4,400	509,828
		993,407
Household Durables - 0.0%
Stanley Martin Communities LLC Class B (Escrow) (e)(g)	6,300	204,057

TOTAL CONSUMER DISCRETIONARY		1,197,464

FINANCIALS - 0.6%
Capital Markets - 0.1%
Ellington Financial LLC	26,300	381,613
Insurance - 0.0%
FNF Group	4,600	180,504
Mortgage Real Estate Investment Trusts - 0.5%
Anworth Mortgage Asset Corp.	17,200	93,568
Arbor Realty Trust, Inc.	30,800	266,112
Dynex Capital, Inc.	22,100	154,921
Five Oaks Investment Corp.	2,244	8,976
Great Ajax Corp.	49,900	689,618
Invesco Mortgage Capital, Inc.	35,200	627,616
MFA Financial, Inc.	190,366	1,507,699
Two Harbors Investment Corp.	10,000	162,600
		3,511,110

TOTAL FINANCIALS		4,073,227

REAL ESTATE - 10.8%
Equity Real Estate Investment Trusts (REITs) - 10.8%
Acadia Realty Trust (SBI)	92,044	2,518,324
American Assets Trust, Inc.	13,600	520,064
American Homes 4 Rent Class A	85,147	1,859,610
American Tower Corp.	6,300	898,821
Apartment Investment & Management Co. Class A	36,600	1,599,786
AvalonBay Communities, Inc.	21,809	3,890,944
Boston Properties, Inc.	22,351	2,906,301
Cedar Realty Trust, Inc.	86,218	524,205
Colony NorthStar, Inc.	92,723	1,057,969
Corporate Office Properties Trust (SBI)	28,300	826,360
Corrections Corp. of America	8,500	191,250
DCT Industrial Trust, Inc.	32,717	1,923,105
DDR Corp.	100,560	901,018
DiamondRock Hospitality Co.	109,200	1,232,868
Digital Realty Trust, Inc.	7,400	842,860
Douglas Emmett, Inc.	45,900	1,884,654
Duke Realty Corp.	57,000	1,550,970
Education Realty Trust, Inc.	23,700	827,604
Equinix, Inc.	4,550	2,062,151
Equity Lifestyle Properties, Inc.	45,099	4,014,713
Equity Residential (SBI)	20,413	1,301,737
Essex Property Trust, Inc.	9,672	2,334,531
Extra Space Storage, Inc.	35,222	3,080,164
General Growth Properties, Inc.	41,400	968,346
Gramercy Property Trust	7,300	194,618
Healthcare Realty Trust, Inc.	40,200	1,291,224
Healthcare Trust of America, Inc.	15,690	471,328
Highwoods Properties, Inc. (SBI)	30,100	1,532,391
Host Hotels & Resorts, Inc.	76,781	1,524,103
Hudson Pacific Properties, Inc.	42,900	1,469,325
Lexington Corporate Properties Trust	71,700	691,905
Mid-America Apartment Communities, Inc.	27,244	2,739,657
National Retail Properties, Inc.	3,800	163,894
Omega Healthcare Investors, Inc. (h)	12,600	347,004
Prologis, Inc.	30,177	1,946,718
Public Storage	12,594	2,632,146
Rexford Industrial Realty, Inc.	16,900	492,804
Sabra Health Care REIT, Inc.	43,151	809,944
Safety Income and Growth, Inc.	11,400	200,640
Select Income REIT	3,166	79,562
Senior Housing Properties Trust (SBI)	45,900	878,985
Simon Property Group, Inc.	23,873	4,099,949
SL Green Realty Corp.	17,900	1,806,647
Spirit Realty Capital, Inc.	13,500	115,830
Store Capital Corp.	23,000	598,920
Sunstone Hotel Investors, Inc.	80,700	1,333,971
Taubman Centers, Inc.	10,695	699,774
Terreno Realty Corp.	13,854	485,721
The Macerich Co.	13,600	893,248
UDR, Inc.	6,500	250,380
Urban Edge Properties	65,673	1,674,005
Ventas, Inc.	70,947	4,257,529
VEREIT, Inc.	57,400	447,146
Washington REIT (SBI)	41,800	1,300,816
Welltower, Inc.	23,625	1,506,566
WP Carey, Inc.	2,400	165,360
WP Glimcher, Inc.	14,000	99,680
		76,920,145
Real Estate Management & Development - 0.0%
Vonovia SE	7,000	347,633

TOTAL REAL ESTATE		77,267,778

TOTAL COMMON STOCKS
(Cost $84,109,466)		82,538,469

Preferred Stocks - 2.8%
Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts - 0.1%
Great Ajax Corp. 7.25%	42,500	1,075,781
Sutherland Asset Management Corp. 7.00%	6,400	163,840
		1,239,621
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Ashford Hospitality Prime, Inc. 5.50%	2,700	54,169
Crown Castle International Corp. Series A 6.875%	200	225,760
iStar Financial, Inc. Series J 4.50%	3,100	149,203
Lexington Corporate Properties Trust Series C, 6.50%	15,800	811,232
RLJ Lodging Trust 1.95%	400	10,804
		1,251,168

TOTAL CONVERTIBLE PREFERRED STOCKS		2,490,789

Nonconvertible Preferred Stocks - 2.5%
FINANCIALS - 1.3%
Mortgage Real Estate Investment Trusts - 1.3%
AG Mortgage Investment Trust, Inc.:
8.00%	20,279	513,667
8.25%	500	12,675
AGNC Investment Corp.:
Series B, 7.75%	8,000	206,720
Series C 7.00%	6,600	169,950
American Capital Mortgage Investment Corp. Series A, 8.125%	6,200	161,820
Annaly Capital Management, Inc.:
Series C, 7.625%	2,324	59,169
Series D, 7.50%	13,671	345,876
Series E, 7.625%	16,340	413,075
Series F 6.95%	20,000	517,934
Anworth Mortgage Asset Corp. Series A, 8.625%	19,800	523,510
Apollo Commercial Real Estate Finance, Inc. Series C, 8.00%	11,647	294,087
Arbor Realty Trust, Inc.:
7.375%	12,320	313,470
Series A, 8.25%	8,989	227,749
Armour Residential REIT, Inc. Series B, 7.875%	5,645	141,181
Cherry Hill Mortgage Investment Corp. Series A 8.20%	4,000	102,445
Chimera Investment Corp. Series B, 8.00%	22,787	589,044
CYS Investments, Inc. Series A, 7.75%	2,162	54,093
Dynex Capital, Inc.:
Series A, 8.50%	20,755	529,253
Series B, 7.625%	10,545	261,200
Invesco Mortgage Capital, Inc.:
7.50%	12,000	300,000
Series A, 7.75%	6,507	162,782
Series B, 7.75%	21,900	564,144
MFA Financial, Inc.:
8.00%	11,262	296,866
Series B, 7.50%	44,227	1,118,943
New York Mortgage Trust, Inc.:
Series B, 7.75%	8,886	224,881
Series C, 7.875%	3,200	78,391
Series D 8.00%	4,600	113,620
PennyMac Mortgage Investment Trust:
8.125%	5,500	138,765
Series B 8.00%	8,700	219,327
Resource Capital Corp.:
8.25%	1,300	32,481
8.625%	300	7,656
Two Harbors Investment Corp.:
Series A, 8.125%	9,500	258,970
Series B 7.625%	5,600	147,154
Series C 7.25%	4,500	112,950
Wells Fargo Real Estate Investment Corp. Series A, 6.375%	4,400	115,764
		9,329,612
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Homes 4 Rent:
5.875%	4,308	110,146
Series C, 5.50%	22,592	642,742
Series G 5.875%	3,200	80,608
Ashford Hospitality Trust, Inc.:
Series H 7.50%	2,500	63,525
Series I 7.50%	2,500	62,775
CBL & Associates Properties, Inc. Series D, 7.375%	7,147	155,948
Cedar Realty Trust, Inc.:
Series B, 7.25%	5,520	139,490
Series C 6.50%	4,900	122,500
City Office REIT, Inc. Series A, 6.625%	2,079	52,349
Colony NorthStar, Inc.:
Series B, 8.25%	4,210	107,018
Series D, 8.50%	8,486	216,902
Series E, 8.75%	13,700	365,379
Series G, 7.50%	1,300	32,656
Series H, 7.125%	7,200	180,432
Series I 7.15%	13,800	348,312
Series J 7.15%	14,500	363,080
DDR Corp. Series K, 6.25%	5,623	144,342
Digital Realty Trust, Inc. Series G, 5.875%	6,286	159,287
Farmland Partners, Inc. Series B 6.00%	10,000	257,699
General Growth Properties, Inc. Series A, 6.375%	3,847	97,098
Global Medical REIT, Inc. Series A 7.50%	2,100	53,172
Global Net Lease, Inc. Series A 7.25%	7,400	189,958
Investors Real Estate Trust Series C 6.625%	5,000	130,077
iStar Financial, Inc.:
Series D, 8.00%	1,500	38,055
Series G, 7.65%	7,300	186,296
Series I, 7.50%	2,600	65,468
LaSalle Hotel Properties Series I, 6.375%	4,963	124,571
National Storage Affiliates Trust Series A 6.00% (i)	1,100	28,716
Pebblebrook Hotel Trust Series C, 6.50%	7,058	178,356
Pennsylvania (REIT):
Series B, 7.375%	4,082	102,785
Series D 6.875%	2,500	62,750
Plymouth Industrial REIT, Inc. Series A 7.50%	2,500	62,875
Prologis, Inc. Series Q, 8.54%	3,700	281,331
PS Business Parks, Inc. Series T, 6.00%	1,894	47,350
Public Storage:
Series F 5.15%	2,900	72,558
Series G 5.05%	700	17,514
RAIT Financial Trust:
7.125%	12,402	279,045
7.625%	8,860	169,137
Rexford Industrial Realty, Inc. Series B 5.875% (i)	1,500	38,110
Saul Centers, Inc. Series C, 6.875%	14,926	377,777
Sotherly Hotels, Inc. Series C 7.875% (i)	1,700	43,095
Spirit Realty Capital, Inc. Series A 6.00%	2,600	64,584
Summit Hotel Properties, Inc.:
Series C, 7.125%	6,788	172,544
Series E 6.25%	3,000	76,980
Taubman Centers, Inc. Series K, 6.25%	4,319	108,925
UMH Properties, Inc. Series C 6.75%	5,340	145,034
Urstadt Biddle Properties, Inc.:
Series G, 6.75%	6,500	170,885
Series H 6.25%	4,500	117,528
VEREIT, Inc. Series F, 6.70%	42,896	1,096,851
WP Glimcher, Inc.:
Series H, 7.50%	2,898	71,262
Series I, 6.875%	1,402	34,728
		8,310,605

TOTAL NONCONVERTIBLE PREFERRED STOCKS		17,640,217

TOTAL PREFERRED STOCKS
(Cost $19,429,418)		20,131,006
	Principal Amount(a)	Value

Bank Loan Obligations - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.3363% 9/28/24 (c)(f)	50,000	50,197
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.1092% 4/14/21 (c)(f)	218,363	218,955
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.62% 4/27/24 (c)(f)	64,737	64,994
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.67% 5/11/24 (c)(f)	54,725	54,930
		389,076
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.7288% 6/23/23 (c)(f)	141,801	132,229

TOTAL CONSUMER DISCRETIONARY		521,305

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Moxie Patriot LLC Tranche B, term loan 3 month U.S. LIBOR + 5.750% 7.0828% 12/19/20 (c)(f)	44,773	43,766
TPF II Power LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.319% 10/2/23 (c)(f)	72,334	72,940
		116,706
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 5.000% 6.4595% 12/5/20 (c)(f)	59,353	59,446
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Compass Power Generation LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.3908% 12/14/24 (c)(f)	50,000	50,292
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Capital Automotive LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.07% 3/24/24 (c)(f)	48,780	48,890
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.07% 12/2/21 (c)(f)	90,146	86,315
TOTAL BANK LOAN OBLIGATIONS
(Cost $888,413)		882,954
	Shares	Value

Equity Funds - 25.7%
Fidelity Commodity Strategy Central Fund (j)
(Cost $341,825,888)	26,958,831	183,589,638

Fixed-Income Funds - 25.8%
Fidelity Floating Rate Central Fund (j)
(Cost $185,381,419)	1,785,677	183,853,329
	Principal Amount(a)	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35(b)(e)
(Cost $594,368)	500,000	90,000
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.36% (k)	7,981,572	7,983,168
Fidelity Securities Lending Cash Central Fund 1.36% (k)(l)	203,373	203,414
TOTAL MONEY MARKET FUNDS
(Cost $8,186,581)		8,186,582
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $868,593,441)		712,207,651
NET OTHER ASSETS (LIABILITIES) - 0.1%		973,454
NET ASSETS - 100%		$713,181,105

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,850,535 or 2.5% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $204,057 or 0.0% of net assets.

 (h) Security or a portion of the security is on loan at period end.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B (Escrow)	7/17/16	$166,291

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,848
Fidelity Commodity Strategy Central Fund	740,868
Fidelity Floating Rate Central Fund	2,873,652
Fidelity Securities Lending Cash Central Fund	271
Total	$3,636,639

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$183,766,522	$5,408,408	$14,897,464	$(4,631,948)	$13,944,120	$183,589,638	24.6%
Fidelity Floating Rate Central Fund	192,394,257	2,873,400	11,049,462	193,774	(558,640)	183,853,329	10.0%
Total	$376,160,779	$8,281,808	$25,946,926	$(4,438,174)	$13,385,480	$367,442,967

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$1,197,464	$993,407	$--	$204,057
Financials	14,642,460	13,402,839	1,239,621	--
Real Estate	86,829,551	85,297,052	1,532,499	--
Corporate Bonds	12,617,680	--	12,617,680	--
U.S. Government and Government Agency Obligations	203,854,074	--	203,854,074	--
Asset-Backed Securities	4,671,290	--	3,493,612	1,177,678
Collateralized Mortgage Obligations	298,920	--	298,920	--
Commercial Mortgage Securities	11,493,709	--	11,493,709	--
Bank Loan Obligations	882,954	--	882,954	--
Equity Funds	183,589,638	183,589,638	--	--
Fixed-Income Funds	183,853,329	183,853,329	--	--
Preferred Securities	90,000	--	--	90,000
Money Market Funds	8,186,582	8,186,582	--	--
Total Investments in Securities:	$712,207,651	$475,322,847	$235,413,069	$1,471,735

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2018